Cash, Cash Equivalents and Investments - Components of Cash, Cash Equivalents and Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Cash and Cash Equivalents [Line Items]
Cost Basis	$ 1,016	$ 2,363
Unrealized Gains	2	2
Unrealized Losses	(10)	9
Other-than- temporary Impairment	(3)	(3)
Fair Value	1,005	2,353
Cash and Cash Equivalents	548	816
Short-term Investments	368	1,443
Long-term investments	55	55
Restricted Cash and Cash Equivalents, Noncurrent	34	39
Bank balances
Cash and Cash Equivalents [Line Items]
Cost Basis	326	169
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	326	169
Cash and Cash Equivalents	322	169
Short-term Investments	0	0
Long-term investments	0	0
Restricted Cash and Cash Equivalents, Noncurrent	4	0
Other investments
Cash and Cash Equivalents [Line Items]
Cost Basis	36	35
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	36	35
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term investments	36	35
Restricted Cash and Cash Equivalents, Noncurrent	0	0
Bank Balances and Other Investments [Domain]
Cash and Cash Equivalents [Line Items]
Cost Basis	362	204
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	362	204
Cash and Cash Equivalents	322	169
Short-term Investments	0	0
Long-term investments	36	35
Restricted Cash and Cash Equivalents, Noncurrent	4	0
Level 1: | Equity securities
Cash and Cash Equivalents [Line Items]
Cost Basis	10
Unrealized Gains	0
Unrealized Losses	(10)
Other-than- temporary Impairment	0
Fair Value	0
Cash and Cash Equivalents	0
Short-term Investments	0
Long-term investments	0
Restricted Cash and Cash Equivalents, Noncurrent	0
Level 1: | Auction rate securities
Cash and Cash Equivalents [Line Items]
Cost Basis		10
Unrealized Gains		0
Unrealized Losses		8
Other-than- temporary Impairment		0
Fair Value		2
Cash and Cash Equivalents		0
Short-term Investments		2
Long-term investments		0
Restricted Cash and Cash Equivalents, Noncurrent		0
Level 2:
Cash and Cash Equivalents [Line Items]
Cost Basis	624	2,128
Unrealized Gains	0	0
Unrealized Losses	0	1
Other-than- temporary Impairment	0	0
Fair Value	624	2,127
Cash and Cash Equivalents	226	647
Short-term Investments	368	1,441
Long-term investments	0	0
Restricted Cash and Cash Equivalents, Noncurrent	30	39
Level 2: | Term deposits, certificates of deposits, and GICs
Cash and Cash Equivalents [Line Items]
Cost Basis	85	332
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	85	332
Cash and Cash Equivalents	0	0
Short-term Investments	55	293
Long-term investments	0	0
Restricted Cash and Cash Equivalents, Noncurrent	30	39
Level 2: | Bankers’ acceptances
Cash and Cash Equivalents [Line Items]
Cost Basis	39	211
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	39	211
Cash and Cash Equivalents	4	211
Short-term Investments	35	0
Long-term investments	0	0
Restricted Cash and Cash Equivalents, Noncurrent	0	0
Level 2: | Commercial paper
Cash and Cash Equivalents [Line Items]
Cost Basis	264	426
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	264	426
Cash and Cash Equivalents	177	231
Short-term Investments	87	195
Long-term investments	0	0
Restricted Cash and Cash Equivalents, Noncurrent	0	0
Level 2: | Non-U.S. promissory notes
Cash and Cash Equivalents [Line Items]
Cost Basis	20	227
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	20	227
Cash and Cash Equivalents	20	102
Short-term Investments	0	125
Long-term investments	0	0
Restricted Cash and Cash Equivalents, Noncurrent	0	0
Level 2: | Non-U.S. government sponsored enterprise notes
Cash and Cash Equivalents [Line Items]
Cost Basis	139	200
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	139	200
Cash and Cash Equivalents	25	15
Short-term Investments	114	185
Long-term investments	0	0
Restricted Cash and Cash Equivalents, Noncurrent	0	0
Level 2: | Non-U.S. treasury bills/notes
Cash and Cash Equivalents [Line Items]
Cost Basis	35	284
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	35	284
Cash and Cash Equivalents	0	50
Short-term Investments	35	234
Long-term investments	0	0
Restricted Cash and Cash Equivalents, Noncurrent	0	0
Level 2: | U.S. treasury bills/notes
Cash and Cash Equivalents [Line Items]
Cost Basis	42	448
Unrealized Gains	0	0
Unrealized Losses	0	1
Other-than- temporary Impairment	0	0
Fair Value	42	447
Cash and Cash Equivalents	0	38
Short-term Investments	42	409
Long-term investments	0	0
Restricted Cash and Cash Equivalents, Noncurrent	0	0
Level 3:
Cash and Cash Equivalents [Line Items]
Cost Basis	20	21
Unrealized Gains	2	2
Unrealized Losses	0	0
Other-than- temporary Impairment	(3)	(3)
Fair Value	19	20
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term investments	19	20
Restricted Cash and Cash Equivalents, Noncurrent	0	0
Level 3: | Corporate notes/bonds
Cash and Cash Equivalents [Line Items]
Cost Basis		1
Unrealized Gains		0
Unrealized Losses		0
Other-than- temporary Impairment		0
Fair Value		1
Cash and Cash Equivalents		0
Short-term Investments		0
Long-term investments		1
Restricted Cash and Cash Equivalents, Noncurrent		0
Level 3: | Auction rate securities
Cash and Cash Equivalents [Line Items]
Cost Basis	20	20
Unrealized Gains	2	2
Unrealized Losses	0	0
Other-than- temporary Impairment	(3)	(3)
Fair Value	19	19
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term investments	19	19
Restricted Cash and Cash Equivalents, Noncurrent	$ 0	$ 0